Right-of-use assets	6 Months Ended
Jun. 30, 2026
Right-of-use assets
Right-of-use assets

8. Right-of-use assets

Year ended December 31, 2025	Properties
Opening net book amount	41,578
Depreciation charge	(8,048)
Closing net book amount	33,530

As of December 31, 2025	Properties
Cost	111,642
Accumulated depreciation	(78,112)
Net book value	33,530

Period ended June 30, 2026	Properties
Opening net book amount	33,530
Additions	77,024
Depreciation charge	(34,833)
Closing net book amount	75,721

As of June 30, 2026	Properties
Cost	188,666
Accumulated depreciation	(112,945)
Net book value	75,721